Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Effect on Equity Attributed to the Company from Transactions with Non-controlling Interests

The effect on the equity attributed to the Company during the period is summarized as follows:

2015
NT$000
Carrying amount of non-controlling interests acquired	2,637,316
Consideration paid to non-controlling interests	(2,921,041)
Other component of equity	(17,964)
Capital surplus	26,189

Retained earnings	(275,500)